General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2014
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
General and administrative expenses
	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2014	2013	2012
Payroll and related costs	$6,931	$7,351	$7,448
Professional fees	3,403	3,852	3,902
Other expenses	4,430	3,414	3,494
Total	$14,764	$14,617	$14,844